CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS. (Details 3) - USD ($)	3 Months Ended								9 Months Ended	12 Months Ended			14 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 3,551,639	$ 4,352,859	$ 3,087,626	$ 3,135,323	$ 3,422,743	$ 3,004,636	$ 2,103,167	$ 2,502,816		$ 14,127,447	$ 11,033,362	$ 9,809,059
Adjustments to reconcile net income to net cash from operating activities:
Net change in other assets and liabilities										(4,247,990)	366,254	(5,089,942)
Net cash (used in) provided by operating activities										(40,427,121)	22,099,331	124,153,435
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for investment in joint venture											58,000
Net cash (used in) provided by investing activities										(81,924,330)	(120,329,415)	(17,717,219)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds received from term loan											10,000,000
Payments on term loan										(1,000,000)	(750,000)
Stock options exercised										441,010	193,166	210,361
Purchase of equity trust shares from Treasury, net												566,527
Commission on shares purchased for dividend reinvestment plan										(16,191)	(19,802)	(24,027)
Repurchase of preferred shares									$ (10,000,000)		(10,000,000)	(7,951,199)	$ (14,600,000)
Redemption of preferred shares											(6,653,000)
Common stock dividends										(4,583,558)	(4,384,655)	(4,326,992)
Preferred stock dividends											(705,520)	(1,234,529)
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation										(1,544,379)	(172,630)	(635,372)
Net cash provided by (used in) financing activities										120,586,084	93,470,599	(82,462,560)
Net (decrease) increase in cash and cash equivalents										(1,765,367)	(4,759,485)	23,973,656
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income										14,127,447	11,033,362	9,809,059
Adjustments to reconcile net income to net cash from operating activities:
Equity in earnings of Bank										(14,751,050)	(11,776,177)	(10,514,484)
Net change in other assets and liabilities										328,183	(537,530)	(95,332)
Net cash (used in) provided by operating activities										(951,786)	(205,285)	(610,093)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash received for investment in joint venture												60,000
Cash paid for investment in joint venture											(58,000)
Dividends received from Bank										6,400,000	6,200,000	12,000,000
Decrease (increase) in intercompany loan										300,000	(625,000)	850,000
Net cash (used in) provided by investing activities										6,700,000	5,517,000	12,910,000
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds received from term loan											10,000,000
Payments on term loan										(1,000,000)	(750,000)
Stock options exercised										441,010	193,166	210,361
Purchase of equity trust shares from Treasury, net												556,527
Proceeds received from Bank for stock-based compensation										797,756	42,140	1,424,085
Commission on shares purchased for dividend reinvestment plan										(16,191)	(19,802)	(24,027)
Repurchase of preferred shares											(10,000,000)	(7,951,199)
Redemption of preferred shares											(6,653,000)
Common stock dividends										(4,583,558)	(4,384,655)	(4,326,992)
Preferred stock dividends											(705,520)	(1,234,529)
Common stock issued											6,610,676
Common stock issued under employee compensation plans										130,455	115,003	99,997
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation										(1,544,379)	(172,630)	(635,372)
Net cash provided by (used in) financing activities										(5,774,907)	(5,724,622)	(11,871,149)
Net (decrease) increase in cash and cash equivalents										(26,693)	(412,907)	428,758
Cash and cash equivalents at beginning of year				$ 98,529				$ 511,436	$ 511,436	98,529	511,436	82,678
Cash and cash equivalents at end of year	$ 71,836				$ 98,529					$ 71,836	$ 98,529	$ 511,436	$ 511,436